Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [LineItems]
Net (loss) earnings	$ (115)	$ 1,068	$ 892	$ 6,104
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	36	(17)	23	(32)
Cash flow hedges adjustments to equity	(41)	15	(21)	24
Foreign currency translation adjustments to equity	(235)	27	(261)	32
Share of other comprehensive loss in equity method investments	0		0	(98)
Related tax benefit on share of other comprehensive loss in equity method investments	0		0	23
Other comprehensive income that will be reclassified to profit or loss, net of tax	(240)	25	(259)	(51)
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	(14)	7	(18)	5
Remeasurement on defined benefit pension plans	(133)	37	(87)	133
Related tax benefit (expense) on remeasurement on defined benefit pension plans	32	(14)	21	(37)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(115)	30	(84)	101
Other comprehensive (loss) income	(355)	55	(343)	50
Total comprehensive (loss) income	(470)	1,123	549	6,154
Comprehensive (loss) income for the period attributable to:
Total comprehensive (loss) income	(470)	1,123	549	6,154
Discontinued operations [member]
Comprehensive (loss) income for the period attributable to:
Common shareholders	(426)	1,127	604	6,155
Discontinued operations [member]
Comprehensive (loss) income for the period attributable to:
Common shareholders	$ (44)	$ (4)	$ (55)	$ (1)